Leases (Details) - Schedule of Lease Costs, Lease Term and Discount Rate $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Operating lease cost:
Vehicles (in Dollars)	$ 91
Facilities rent (in Dollars)	107
Operating lease cost (in Dollars)	$ 198
Weighted Average Discount Rate
Vehicles	2.02%
Facilities rent	5.27%
Minimum [Member]
Remaining Lease Term
Vehicles	6 months 29 days
Facilities rent	2 years 3 months 7 days
Maximum [Member]
Remaining Lease Term
Vehicles	2 years 4 months 2 days
Facilities rent	11 years 1 month 6 days